Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalent Balances

Cash and cash equivalent balances as of December 31, 2014 and 2013 are summarized as follows:

(in thousands)	2014	2013
Cash and cash equivalents in domestic accounts	$225,396	191,460
Cash and cash equivalents in foreign accounts	63,787	56,240

Total	$289,183	247,700